Taxes (Details)	6 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024
Taxes [Line Items]
Applicable tax rate	0.00%	0.00%	0.00%
Singapore [Member]
Taxes [Line Items]
Applicable tax rate	17.00%	17.00%
Singapore [Member] | Maximum [Member]
Taxes [Line Items]
Tax rate in singapore	75.00%	75.00%
Tax amount	$ 147,756	$ 190,000
Singapore [Member] | Minimum [Member]
Taxes [Line Items]
Tax rate in singapore	50.00%	50.00%
Tax amount	$ 7,777	$ 10,000